Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 2,837	$ 2,282
Short-term deposits	1,100	1,450
Marketable securities	985	2,452
Trade accounts receivable, net	1,745	1,749
Inventories	3,136	2,794
Other current assets	1,468	1,007
Total current assets	11,271	11,734
Goodwill	315	290
Other intangible assets, net	324	346
Property, plant and equipment, net	11,058	10,877
Non-current deferred tax assets	408	464
Long-term investments	152	71
Other non-current assets	1,272	961
Total assets	24,800	24,743
Current liabilities:
Short-term debt	298	990
Trade accounts payable	1,487	1,323
Other payables and accrued liabilities	1,440	1,306
Dividends payable to stockholders	89	88
Accrued income tax	37	66
Total current liabilities	3,351	3,773
Long-term debt	1,835	1,963
Post-employment benefit obligations	403	377
Long-term deferred tax liabilities	60	47
Other long-term liabilities	926	904
Total liabilities	6,575	7,064
Equity, Attributable to Parent [Abstract]
Common stock (preferred stock: 540,000,000 shares authorized, not issued; common stock: Euro 1.04 par value, 1,200,000,000 shares authorized, 911,281,920 shares issued, 888,768,152 shares outstanding as of December 31, 2025)	1,157	1,157
Additional paid-in-capital	3,281	3,088
Retained earnings	13,082	13,459
Accumulated other comprehensive income	945	236
Treasury stock	(637)	(491)
Total parent company stockholders' equity	17,828	17,449
Noncontrolling interest	397	230
Total stockholders' equity	18,225	17,679
Total liabilities and stockholders' equity	$ 24,800	$ 24,743